Reverse Recapitalization (Details)			6 Months Ended
		Feb. 13, 2025 USD ($) $ / shares shares	Sep. 30, 2025 USD ($) $ / shares shares	Mar. 31, 2025 $ / shares
Reverse Recapitalization [Line Items]
Par value per share (in Dollars per share) | $ / shares	[1]		$ 0.0001	$ 0.0001
Issue of ordinary share			2,126,729
Warrant issued to purchase		1
Conversion of shares		1	7,338,887
Proceeds from reverse recapitalization (in Dollars) | $		$ 611,708	$ 600,000
Operating cash account (in Dollars) | $			$ 600,000
]RF Acquisition Corp [Member]
Reverse Recapitalization [Line Items]
Issue of ordinary share		1
Conversion of shares		11,499,980
Investor [Member]
Reverse Recapitalization [Line Items]
Issue of ordinary share		2,000,000
Minimum [Member]
Reverse Recapitalization [Line Items]
Reverse recapitalization exchange ratio		1	1
Maximum [Member]
Reverse Recapitalization [Line Items]
Reverse recapitalization exchange ratio		4.0536	4.0536
PubCo Ordinary Shares [Member]
Reverse Recapitalization [Line Items]
Par value per share (in Dollars per share) | $ / shares		$ 0.0001
Common Stock [Member]
Reverse Recapitalization [Line Items]
Issue of ordinary share		1,149,998	2,201,665

[1]	Giving retroactive effect to reverse recapitalization effected on February 13, 2025.